UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-4074

GENERAL NEW YORK MUNICIPAL BOND FUND, INC. (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31

Date of reporting period:	7/31/08

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
General New York Municipal Bond Fund, Inc.
July 31, 2008 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--97.9%	Rate (%)	Date	Amount ($)	Value ($)

New York--89.9%
Albany Industrial Development
Agency, Civic Facility Revenue
(Saint Peter's Hospital of the
City of Albany Project)	5.25	11/15/27	2,000,000	1,913,360
Dutchess County Industrial
Development Agency, Civic
Facility Revenue (Bard College
Civic Facility)	5.00	8/1/20	1,000,000	1,025,500
Hempstead Industrial Development
Agency, Civic Facility Revenue
(Adelphi University Civic
Facility)	5.00	10/1/30	2,000,000	2,001,060
Huntington Housing Authority,
Senior Housing Facility
Revenue (Gurwin Jewish Senior
Residences Project)	6.00	5/1/29	1,370,000	1,261,003
Jefferson County Industrial
Development Agency, SWDR
(International Paper Company
Project)	5.20	12/1/20	2,000,000	1,800,880
Long Island Power Authority,
Electric System General
Revenue (Insured; FGIC)	5.00	12/1/19	1,375,000	1,412,015
Metropolitan Transportation
Authority, Revenue (Insured;
AMBAC)	5.50	11/15/18	4,000,000	4,174,120
Metropolitan Transportation
Authority, Transit Facilities
Revenue (Insured; FSA)	5.13	1/1/12	1,220,000 a	1,312,403
Metropolitan Transportation
Authority, Transit Facilities
Revenue (Insured; FSA)	5.13	7/1/12	2,780,000 a	3,015,438
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/31	1,500,000	1,479,570
Nassau County Industrial
Development Agency, Continuing
Care Retirement Community
Revenue (Amsterdam at
Harborside Project)	6.50	1/1/27	1,500,000	1,446,165
New York City	5.38	12/1/11	885,000 a	962,544
New York City	5.00	11/1/19	3,000,000	3,114,990
New York City	5.38	12/1/20	115,000	120,765
New York City	5.50	8/1/21	2,500,000	2,631,625

New York City	5.00	8/1/22	2,000,000	2,057,060
New York City	5.50	6/1/23	150,000	156,177
New York City	5.25	8/15/24	4,000,000	4,127,160
New York City Housing Development
Corporation, Capital Fund
Program Revenue (New York City
Housing Authority Program)
(Insured; FGIC)	5.00	7/1/25	1,200,000	1,216,752
New York City Industrial
Development Agency, Civic
Facility Revenue (Vaughn
College of Aeronautics and
Technology Project)	5.25	12/1/36	1,000,000	800,450
New York City Industrial
Development Agency, Civic
Facility Revenue (YMCA of
Greater New York Project)	5.00	8/1/36	3,500,000	3,347,680
New York City Industrial
Development Agency, Liberty
Revenue (7 World Trade Center
Project)	6.25	3/1/15	2,000,000	1,966,400
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. Project)	6.90	8/1/24	1,000,000	451,610
New York City Industrial
Development Agency, Special
Facility Revenue (Terminal One
Group Association, L.P.
Project)	5.50	1/1/18	1,000,000	1,014,530
New York City Industrial
Development Agency, Special
Facility Revenue (Terminal One
Group Association, L.P.
Project)	5.50	1/1/24	3,000,000	2,953,920
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue	5.00	6/15/22	3,000,000	3,093,660
New York City Transitional Finance
Authority, Building Aid Revenue	4.50	1/15/38	3,000,000	2,791,800
New York City Transitional Finance
Authority, Building Aid
Revenue (Insured; FGIC)	5.00	7/15/25	1,000,000	1,015,130
New York City Transitional Finance
Authority, Building Aid
Revenue (Insured; FGIC)	5.00	7/15/36	2,000,000	2,001,320
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.00	11/1/22	4,000,000	4,172,560
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.00	11/1/25	2,360,000	2,433,608

New York Liberty Development
Corporation, Revenue (National
Sports Museum Project)	6.13	2/15/19	1,500,000	1,339,950
New York State Dormitory
Authority, Catholic Health
Services of Long Island
Obligated Group Revenue (Saint
Francis Hospital Project)	5.00	7/1/21	3,000,000	2,960,580
New York State Dormitory
Authority, Consolidated Second
General Resolution Revenue
(City University System)
(Insured; FGIC)	5.75	7/1/16	2,000,000	2,097,640
New York State Dormitory
Authority, FHA-Insured
Mortgage HR (The Long Island
College Hospital)	6.00	8/15/15	2,360,000	2,490,248
New York State Dormitory
Authority, FHA-Insured
Mortgage HR (The New York and
Presbyterian Hospital)
(Insured; FSA)	5.25	8/15/27	1,505,000	1,539,314
New York State Dormitory
Authority, Health Center
Revenue (Guaranteed; SONYMA)	5.00	11/15/19	1,000,000	1,033,840
New York State Dormitory
Authority, Insured Revenue
(Manhattan College) (Insured;
Radian)	5.50	7/1/16	2,000,000	2,137,780
New York State Dormitory
Authority, Insured Revenue
(New York University)
(Insured; AMBAC)	5.00	7/1/32	2,000,000	1,983,380
New York State Dormitory
Authority, LR (State
University Educational
Facilities) (Insured; FGIC)	5.50	7/1/11	1,475,000 a	1,595,006
New York State Dormitory
Authority, Revenue (Columbia
University)	5.13	7/1/21	3,630,000	3,793,713
New York State Dormitory
Authority, Revenue (Columbia
University)	5.00	7/1/31	2,000,000	2,043,180
New York State Dormitory
Authority, Revenue
(Consolidated City University
System)	5.63	7/1/16	2,500,000	2,756,150
New York State Dormitory
Authority, Revenue
(Consolidated City University
System)	5.75	7/1/18	2,500,000	2,749,550
New York State Dormitory

Authority, Revenue
(Consolidated City University
System) (Insured; FSA)	5.75	7/1/18	1,290,000	1,447,315
New York State Dormitory
Authority, Revenue (Cornell
University)	5.00	7/1/24	3,000,000	3,113,040
New York State Dormitory
Authority, Revenue (Cornell
University)	5.00	7/1/35	2,500,000	2,532,500
New York State Dormitory
Authority, Revenue (Fordham
University) (Insured; Assured
Guaranty)	5.00	7/1/33	1,000,000	1,012,440
New York State Dormitory
Authority, Revenue (Memorial
Sloan-Kettering Cancer Center)	5.00	7/1/35	1,500,000	1,509,690
New York State Dormitory
Authority, Revenue (Mental
Health Services Facilities
Improvement)	5.00	2/15/28	845,000	853,526
New York State Dormitory
Authority, Revenue (Miriam
Osborne Memorial Home)
(Insured; ACA)	6.88	7/1/19	1,475,000	1,517,554
New York State Dormitory
Authority, Revenue (Mount
Sinai NYU Health Obligated
Group)	5.50	7/1/26	2,000,000	1,970,800
New York State Dormitory
Authority, Revenue (Mount
Sinai NYU Health Obligated
Group)	5.50	7/1/26	500,000	492,700
New York State Dormitory
Authority, Revenue (New York
Methodist Hospital)	5.25	7/1/33	2,000,000	1,873,360
New York State Dormitory
Authority, Revenue (New York
State Department of Health)	5.00	7/1/15	3,885,000	4,168,139
New York State Dormitory
Authority, Revenue (New York
State Department of Health)
(Insured; CIFG)	5.00	7/1/25	3,000,000	3,040,110
New York State Dormitory
Authority, Revenue (North
Shore-Long Island Jewish
Obligated Group)	5.00	5/1/25	2,765,000	2,714,041
New York State Dormitory
Authority, Revenue (NYU
Hospitals Center)	5.25	7/1/24	1,000,000	971,080
New York State Dormitory
Authority, Revenue (NYU
Hospitals Center)	5.00	7/1/26	1,500,000	1,399,770

New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.13	12/1/29	1,500,000	1,461,720
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities)	5.88	5/15/17	2,060,000	2,317,871
New York State Dormitory
Authority, Revenue (University
of Rochester)	5.00	7/1/34	4,000,000	4,011,800
New York State Dormitory
Authority, South Nassau
Communities HR (Winthrop South
Nassau University Health
System Obligated Group)	5.50	7/1/23	1,825,000	1,821,222
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)	5.38	3/15/13	1,000,000 a	1,107,630
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)	5.00	3/15/23	2,500,000	2,604,725
New York State Energy Research and
Development Authority, Gas
Facilities Revenue (The
Brooklyn Union Gas Company
Project)	6.37	4/1/20	5,000,000	5,110,550
New York State Housing Finance
Agency, MFHR (Kensico Terrace
Apartments) (Collateralized;
SONYMA)	4.95	2/15/38	1,000,000	842,210
New York State Housing Finance
Agency, Revenue (Fairway Manor
Apartments and LooseStrife
Fields Apartments)
(Collateralized; FHA)	6.75	11/15/36	20,000	20,326
New York State Housing Finance
Agency, State Personal Income
Tax Revenue (Economic
Development and Housing)	5.00	3/15/34	2,000,000	2,031,380
New York State Mortgage Agency,
Homeowner Mortgage Revenue	5.35	10/1/26	2,000,000	1,949,960
New York State Power Authority,
Revenue	5.00	11/15/12	1,500,000 a	1,628,010
New York State Thruway Authority,
General Revenue (Insured; FGIC)	5.00	1/1/27	2,000,000	2,046,680
New York State Thruway Authority,
Highway and Bridge Trust Fund
Bonds (Insured; FGIC)	5.50	4/1/11	1,225,000 a	1,328,170
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/25	3,000,000	3,099,960

New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; AMBAC)	5.00	4/1/19	4,500,000	4,737,645
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; AMBAC)	5.00	4/1/22	3,000,000	3,113,910
New York State Thruway Authority,
State Personal Income Tax
Revenue (Transportation)	5.25	3/15/27	2,000,000	2,100,420
New York State Urban Development
Corporation, Correctional
Facilities Revenue	5.50	1/1/14	3,000,000	3,242,430
New York State Urban Development
Corporation, Correctional
Facilities Revenue (Insured;
FSA)	5.50	1/1/14	3,000,000	3,233,610
New York State Urban Development
Corporation, State Personal
Income Tax Revenue (State
Facilities and Equipment)
(Insured; FGIC)	5.50	3/15/13	3,000,000 a	3,339,030
Newburgh Industrial Development
Agency, IDR (Bourne and Kenny
Redevelopment Company LLC
Project) (Guaranteed; SONYMA)	5.65	8/1/20	25,000	25,302
Newburgh Industrial Development
Agency, IDR (Bourne and Kenny
Redevelopment Company LLC
Project) (Guaranteed; SONYMA)	5.75	2/1/32	1,535,000	1,539,712
Niagara County Industrial
Development Agency, Solid
Waste Disposal Facility
Revenue (American Ref-Fuel
Company of Niagara, LP
Facility)	5.55	11/15/15	1,500,000	1,440,900
North Country Development
Authority, Solid Waste
Management System Revenue
(Insured; FSA)	6.00	5/15/15	2,260,000	2,484,802
Onondaga County Industrial
Development Agency, Sewage
Facilities Revenue
(Bristol-Meyers Squibb Company
Project)	5.75	3/1/24	4,000,000	4,107,760
Orange County Industrial
Development Agency, Life Care
Community Revenue (Glenn Arden
Inc. Project)	5.63	1/1/18	1,000,000	944,740
Port Authority of New York and New
Jersey (Consolidated Bonds,

142nd Series)	5.00	7/15/23	3,000,000	3,097,890
Port Authority of New York and New
Jersey, Special Project Bonds
(JFK International Air
Terminal LLC Project)
(Insured; MBIA, Inc.)	6.25	12/1/13	5,000,000	5,319,550
Rensselaer County Industrial
Development Agency, Civic
Facility Revenue (Emma Willard
School Project)	5.00	1/1/31	1,000,000	1,012,320
Rensselaer County Industrial
Development Agency, Civic
Facility Revenue (Emma Willard
School Project)	5.00	1/1/36	1,000,000	1,008,590
Schenectady Industrial Development
Agency, Civic Facility Revenue
(Union College Project)	5.00	7/1/25	2,260,000	2,317,811
Schenectady Industrial Development
Agency, Civic Facility Revenue
(Union College Project)	5.00	7/1/31	2,000,000	2,018,140
Tobacco Settlement Financing
Corporation of New York,
Asset-Backed Revenue Bonds
(State Contingency Contract
Secured)	5.50	6/1/21	3,000,000	3,112,980
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue	5.50	1/1/22	2,000,000 a	2,261,460
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	11/15/33	3,000,000	3,048,060
Triborough Bridge and Tunnel
Authority, Subordinate Revenue
(Insured; MBIA, Inc.)	5.00	11/15/32	3,000,000	3,000,930
Westchester Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/26	2,000,000	1,831,800
U.S. Related--8.0%
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	6.00	7/1/10	2,695,000 a	2,857,104
Guam Waterworks Authority,
Water and Wastewater System
Revenue	5.88	7/1/35	1,000,000	958,160
Puerto Rico Aqueduct and Sewer
Authority, Revenue (Senior
Lien)	6.00	7/1/38	2,000,000	2,092,660
Puerto Rico Aqueduct and Sewer
Authority, Revenue (Senior
Lien) (Insured; Assured
Guaranty)	5.00	7/1/28	1,000,000	1,005,400

Puerto Rico Commonwealth,
Public Improvement	5.25	7/1/16	1,865,000 a	2,096,465
Puerto Rico Electric Power
Authority, Power Revenue	5.50	7/1/38	1,500,000	1,532,115
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; FSA)	5.63	7/1/10	3,000,000 a	3,222,000
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; MBIA, Inc.)	5.75	7/1/10	2,420,000 a	2,604,719
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	5.00	7/1/46	1,500,000	1,415,055
Virgin Islands Water and Power
Authority, Electric System
Subordinated Revenue	5.00	7/1/26	700,000	676,655
Total Long-Term Municipal Investments
(cost $225,294,352)				226,589,990
Short-Term Municipal	Coupon	Maturity	Principal
Investments--1.1%	Rate (%)	Date	Amount ($)	Value ($)

New York;
Albany Industrial Development
Agency, Civic Facility Revenue
(University at Albany
Foundation Student Housing
Corporation - Empire Commons
North Project) (Insured; AMBAC
and Liquidity Facility; Key
Bank)	7.00	8/7/08	1,500,000 b	1,500,000
Triborough Bridge and Tunnel
Authority, General Revenue,
Refunding (Insured; MBIA, Inc.
and Liquidity Facility; Lehman
Liquidity Corporation)	9.32	8/7/08	1,100,000 b,c	1,100,000
Total Short-Term Municipal Investments
(cost $2,600,000)				2,600,000
Total Investments (cost $227,894,352)			99.0%	229,189,990
Cash and Receivables (Net)			1.0%	2,292,563
Net Assets			100.0%	231,482,553

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

b	Variable rate demand note - rate shown is the interest rate in effect at July 31, 2008. Maturity date represents the next demand date, not the ultimate maturity date.

c	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2008, this security amounted to $1,100,000 or 0.5% of net assets.

At July 31, 2008, the aggregate cost of investment securities for income tax purposes was $227,894,352. Net unrealized appreciation on investments was $1,295,638 of which $5,323,679 related to appreciated investment securities and $4,028,041 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ABAG	Association Of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Market Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants

TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GENERAL NEW YORK MUNICIPAL BOND FUND, INC.

By:	/s/ J. David Officer
J. David Officer
President

Date:	September 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	September 25, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	September 25, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)